Pension Liability (Tables)	12 Months Ended
Dec. 31, 2023
Pension Liability [Abstract]
Schedule of Information on the Pension Plan

The following table provides information on the pension plan for the years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Service cost	$53,920	$39,667	$25,206
Interest cost	14,416	2,743	2,992
Expected return on assets	(14,767)	(12,196)	(4,249)
Effect of settlement, curtailment, plan amendment	—	(72,600)	(5,810)
Actuarial loss outside corridor recognized	—	3,091	—
Past service cost recognized in year	3,031	2,855	—
Administrative expenses	2,926	2,298	1,946
Net periodic pension cost	$59,525	$(34,142)	$20,085

Schedule of Projected Benefit Obligation and the Changes to the Fair Value of the Plan Assets of the Pension Plan

The reconciliation of the projected benefit obligation and the changes to the fair value of the plan assets of the pension plan are shown in the following table:

	2023	2022
Projected benefit obligation, beginning of period	$584,737	$927,369
Service cost	53,920	39,667
Interest cost	14,416	2,743
Transfers-in and (-out), net	38,654	(209,035)
Actuarial (gain)/loss	123,388	(152,048)
Currency conversion adjustments	(6,087)	(23,959)
Projected benefit obligation, end of period	$809,028	$584,737

Plan assets, beginning of period	$448,615	$608,478
Actual return on plan assets	27,844	(51,764)
Employer contributions	38,737	37,468
Participant contributions	20,655	20,608
Transfers-in and (-out), net	17,999	(150,129)
Administration expenses	(2,926)	(2,299)
Currency conversion adjustments	(2,581)	(13,747)
Plan assets, end of period	$548,343	$448,615
Accrued pension liability	$260,685	$136,122

Schedule of unrecognized pension cost in accumulated other comprehensive income/loss

The following table shows the components of unrecognized pension cost in accumulated other comprehensive income/loss that have not yet been recognized as components of net periodic pension cost:

	2023	2022
Net loss, beginning of period	$50,791	$151,739
Other gain/loss during the period	110,313	(88,088)
Other prior year gain/loss recognized in period	—	(3,091)
Effect of settlement, curtailment	—	(6,913)
Amortization of pension related net loss	—	—
Net loss, end of period	161,104	53,647

Prior service cost, beginning of period	—	—
Amortization of prior service cost	(3,031)	(2,856)
Prior service cost end of period	(3,031)	(2,856)
Total unrecognized pension cost, end of period	$158,073	$50,791

Schedule of Weighted Average of the Key Assumptions used to Compute the Benefit Obligations

The weighted average of the key assumptions used to compute the benefit obligations were as follows:

	2023	2022
Discount rate	1.45%	2.25%
Rate of increase in compensation level	0.65%	0.25%
Interest credit rate on savings accounts	1.45%	2.25%
Expected long-term rate of return on plan assets	2.30%	2.95%
Inflation rate	1.25%	0.85%